Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2024
Net Loss Per Share [Abstract]
Schedule of Basic and Diluted Net Loss Per Share

The following table sets forth the computation of basic and diluted net loss per share for the years ended December 31, 2022, 2023 and 2024:

	For the year ended December 31
	2022	2023	2024
Numerator:
Net loss attributable to TokenCat Limited’s shareholders	(166,490)	(82,971)	(187,991)
Denominator:
Weighted average number of ordinary shares outstanding, basic and diluted	319,539,180	406,802,365	520,221,825
Basic and diluted net loss per share attributable to TokenCat Limited’s shareholders	(0.52)	(0.20)	(0.36)